17. RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Total remuneration to executive directors	$ 6.0	$ 9.6	$ 31.2